SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Intangible assets useful lives	10 years
Contract liabilities	$ 0	$ 200,000
Descriptions of value added tax	The VAT rates applicable to China Liberal’s PRC subsidiaries ranged from 3% to 6%
PRC [Member]
Cash	$ 70,000.00
Hong Kong [Member]
Cash	60,000.00
Cash at bank	$ 83,900,000	$ 20,000,000.0